Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	9 years
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	12 years	13 years	14 years
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	18 years	19 years	20 years